Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$478,455.26

Principal:
Principal Collections	$8,658,601.38
Prepayments in Full	$2,798,032.39
Liquidation Proceeds	$81,952.89
Recoveries	$63,129.12
Sub Total	$11,601,715.78
Collections	$12,080,171.04

Purchase Amounts:
Purchase Amounts Related to Principal	$310,668.74
Purchase Amounts Related to Interest	$1,091.39
Sub Total	$311,760.13

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,391,931.17

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,391,931.17
Servicing Fee	$131,377.06	$131,377.06	$0.00	$0.00	$12,260,554.11
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,260,554.11
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,260,554.11
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,260,554.11
Interest - Class A-4 Notes	$49,220.19	$49,220.19	$0.00	$0.00	$12,211,333.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,211,333.92
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$12,143,451.25
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,143,451.25
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$12,092,150.00
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,092,150.00
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$12,030,325.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,030,325.42
Regular Principal Payment	$11,451,488.95	$11,451,488.95	$0.00	$0.00	$578,836.47
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$578,836.47
Residual Released to Depositor	$0.00	$578,836.47	$0.00	$0.00	$0.00
Total		$12,391,931.17

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,451,488.95
Total					$11,451,488.95
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,451,488.95	$111.79	$49,220.19	$0.48	$11,500,709.14	$112.27
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$11,451,488.95	$7.11	$230,228.69	$0.14	$11,681,717.64	$7.25

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$41,594,526.59	0.4060379	$30,143,037.64	0.2942507
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$152,094,526.59	0.0944546	$140,643,037.64	0.0873429

Pool Information
Weighted Average APR	3.833%	3.853%
Weighted Average Remaining Term	21.18	20.49
Number of Receivables Outstanding	19,434	18,679
Pool Balance	$157,652,471.12	$145,654,021.25
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$152,094,526.59	$140,643,037.64
Pool Factor	0.0956526	0.0883728

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$5,010,983.61
Targeted Overcollateralization Amount	$5,010,983.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,010,983.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		80	$149,194.47
(Recoveries)		120	$63,129.12
Net Loss for Current Collection Period			$86,065.35
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6551%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4932%
Second Prior Collection Period			1.2695%
Prior Collection Period			0.7656%
Current Collection Period			0.6810%
Four Month Average (Current and Prior Three Collection Periods)			0.8023%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,483	$12,505,192.90
(Cumulative Recoveries)			$2,407,415.00
Cumulative Net Loss for All Collections Periods			$10,097,777.90
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6127%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,928.92
Average Net Loss for Receivables that have experienced a Realized Loss			$1,557.58

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.09%	383	$4,507,581.10
61-90 Days Delinquent	0.32%	39	$469,146.18
91-120 Days Delinquent	0.03%	3	$42,180.17
Over 120 Days Delinquent	0.49%	52	$716,631.00
Total Delinquent Receivables	3.94%	477	$5,735,538.45

Repossession Inventory:
Repossessed in the Current Collection Period		3	$32,738.42
Total Repossessed Inventory		14	$188,655.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4834%
Prior Collection Period			0.4528%
Current Collection Period			0.5032%
Three Month Average			0.4798%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer